Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Borrowings	$ 105,815,527	$ 115,134,839
Local currency
Loans and borrowings
Borrowings	10,417,990	7,981,849
Foreign currency
Loans and borrowings
Borrowings	95,397,537	107,152,990
Up to 1 year
Loans and borrowings
Borrowings	15,550,008	22,198,583
Up to 1 year | Local currency
Loans and borrowings
Borrowings	1,598,626	1,295,790
Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	13,951,382	20,902,793
From 1 to 5 years
Loans and borrowings
Borrowings	42,546,781	43,069,427
From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	3,712,375	2,471,820
From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	38,834,406	40,597,607
From 5 to 10 years
Loans and borrowings
Borrowings	29,048,197	26,304,662
From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	2,898,176	2,499,186
From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	26,150,021	23,805,476
More than 10 years
Loans and borrowings
Borrowings	18,670,541	23,562,167
More than 10 years | Local currency
Loans and borrowings
Borrowings	2,208,813	1,715,053
More than 10 years | Foreign currency
Loans and borrowings
Borrowings	16,461,728	21,847,114
Bonds | Local currency
Loans and borrowings
Borrowings	5,172,256	4,965,653
Bonds | Foreign currency
Loans and borrowings
Borrowings	72,774,985	82,432,647
Bonds | Up to 1 year | Local currency
Loans and borrowings
Borrowings	580,737	579,032
Bonds | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	4,147,341	12,235,174
Bonds | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,330,184	1,262,971
Bonds | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	28,047,668	25,336,179
Bonds | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,411,988	1,559,593
Bonds | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	24,479,647	23,223,393
Bonds | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,849,347	1,564,057
Bonds | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	16,100,329	21,637,901
Commercial and syndicate loans | Local currency
Loans and borrowings
Borrowings	4,323,198	2,171,462
Commercial and syndicate loans | Foreign currency
Loans and borrowings
Borrowings	21,478,503
Commercial and syndicate loans | Up to 1 year | Local currency
Loans and borrowings
Borrowings	772,216	565,886
Commercial and syndicate loans | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	9,023,629
Commercial and syndicate loans | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	1,929,871	824,188
Commercial and syndicate loans | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	10,639,912
Commercial and syndicate loans | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	1,262,816	631,100
Commercial and syndicate loans | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	1,524,418
Commercial and syndicate loans | More than 10 years | Local currency
Loans and borrowings
Borrowings	358,295	150,288
Commercial and syndicate loans | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	290,544
Lease liabilities | Local currency
Loans and borrowings
Borrowings	922,536	844,734
Lease liabilities | Foreign currency
Loans and borrowings
Borrowings	460,100	367,612
Lease liabilities | Up to 1 year | Local currency
Loans and borrowings
Borrowings	245,673	150,872
Lease liabilities | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	96,463	126,147
Lease liabilities | From 1 to 5 years | Local currency
Loans and borrowings
Borrowings	452,320	384,661
Lease liabilities | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	146,826	206,474
Lease liabilities | From 5 to 10 years | Local currency
Loans and borrowings
Borrowings	223,372	308,493
Lease liabilities | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	145,956	34,991
Lease liabilities | More than 10 years | Local currency
Loans and borrowings
Borrowings	1,171	708
Lease liabilities | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	70,855
Loans from related parties | Foreign currency
Loans and borrowings
Borrowings	683,949	815,056
Loans from related parties | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings	683,949	815,056
Loans from related parties | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings	0
Loans from related parties | More than 10 years | Foreign currency
Loans and borrowings
Borrowings	$ 0
Commercial loans [Member] | Foreign currency
Loans and borrowings
Borrowings		23,537,675
Commercial loans [Member] | Up to 1 year | Foreign currency
Loans and borrowings
Borrowings		7,726,416
Commercial loans [Member] | From 1 to 5 years | Foreign currency
Loans and borrowings
Borrowings		15,054,954
Commercial loans [Member] | From 5 to 10 years | Foreign currency
Loans and borrowings
Borrowings		547,092
Commercial loans [Member] | More than 10 years | Foreign currency
Loans and borrowings
Borrowings		$ 209,213